Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Statement of cash flows [abstract]
Net cash used in operating activities	$ (10,306)	₪ (32,876)	₪ (41,461)	₪ (49,664)
Cash Flows from Investing Activities
Purchase of property and equipment	(42)	(135)	(509)	(3,926)
Proceeds from short-term deposits	3,328	10,617	51,419	53,780
Interest received	1,055	3,366	7,671	6,853
Net cash provided by investing activities, net	4,341	13,848	58,581	56,707
Cash Flows from Financing Activities
Exercise of options	8	25	3	2
Payment to the Israel Innovation Authority	(124)	(397)	(108)	(297)
Receipt of grants from Israel Innovation Authority	539	1,718		492
Principal portion of lease payments	(369)	(1,177)	(1,167)	(994)
Interest portion of lease payments	(52)	(165)	(292)	(347)
Net cash provided by (used in) financing activities	2	4	(1,564)	(1,144)
Increase (decrease) in cash and cash equivalents	(5,963)	(19,024)	15,556	5,899
Cash and cash equivalents at beginning of the year	12,906	41,170	23,869	15,368
Exchange differences on cash and cash equivalents	(170)	(542)	1,745	2,602
Cash and cash equivalents at end of the year	6,773	21,604	41,170	23,869
Net loss	(4,970)	(15,853)	(36,736)	(58,567)
Adjustments for:
Depreciation and amortization	879	2,804	2,852	2,403
Share-based compensation	209	667	1,388	3,279
Financial expenses (income)	(458)	(1,461)	(4,871)	9,254
Exchange differences	1,574	5,020	(552)	(6,425)
Adjustments for profit loss	2,204	7,030	(1,183)	8,511
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(74)	(235)	(2,947)	8,965
Decrease (increase) in other receivables	(48)	(154)	135	1,463
Decrease (increase) in inventory	991	3,162	598	(9,441)
Decrease in trade payables	(119)	(379)	(2,565)	(936)
Increase (decrease) in other payables and accruals	197	627	1,120	(62)
Increase (decrease) in contract liabilities	(8,493)	(27,092)		157
Increase in liability of share-based compensation	6	18	117	246
Changes in operating asset and liability items, net	(7,540)	(24,053)	(3,542)	392
Supplemental information on non-cash transactions:
Changes in right-of-use asset and lease liabilities	$ 148	₪ 473	₪ (244)	₪ 119